Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable
Schedule of components of accounts receivable

	As of December 31,
	2011	2012
	$	$
Components of accounts receivable are as follows:
Delivery service providers (note)	4,094,082	6,875,717
Other customers	56,582	114,843
Less: allowance for doubtful debts	—	—
Total	4,150,664	6,990,560

Note:	For certain sales transactions, delivery service providers will collect payments from the Group’s customers upon delivery of goods, and remit such payments back to the Group on a periodic basis.

Schedule of accounts receivable for more than 10%
	As of December 31
	2011	2012
Delivery service provider A	35%	—
Delivery service provider B	36%	—
Delivery service provider C	—	18%
Delivery service provider D	—	17%